Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Principal activities

LZ Technology Holdings Limited (“LZ Technology”, “Company”) was incorporated under the law of the Cayman Islands as an exempted company with limited liability on November 30, 2022. The Company is a holding company and conducts its businesses primarily through its subsidiaries (collectively, the “Group”). The Group is an integrated advertising and promotion service provider with principal operations and geographic markets in the People’s Republic of China (“PRC”).

(b)	Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Company incorporated Dongrun Technology Holdings Limited (“Dongrun Technology”) under the laws of British Virgin Islands, as its direct wholly-owned subsidiary, on December 5, 2022. Mr. Zhang Andong incorporated LZ Digital Technology Group Limited (“LZ Digital”) under the laws of Hong Kong, PRC, on November 21, 2022. On March 10, 2023, Mr. Zhang Andong transferred 100% of his shares in LZ Digital to Dongrun Technology and the Company controls LZ Digital through Dongrun Technology since then.

On January 13, 2023, LZ Digital directly invested in Lianzhang Menhu (Zhejiang) Holding Co., Ltd. (“LZ Menhu”), as its direct wholly-owned subsidiary. On June 23, 2023, shareholders of Lianzhang Portal Internet Technology Co.,Ltd (“Lianzhang Portal”) transfer 93.70% of equity interests to LZ Menhu and the Company controls Lianzhang Portal and its subsidiaries since then.

Due to the fact that the Company and its subsidiaries were effectively controlled by the same shareholders immediately before and after the reorganization completed in August 2023, as described above, the reorganization was accounted for as a recapitalization. As a result, the Group’s consolidated financial statements have been prepared as if the current corporate structure has been in existence throughout the periods presented.

In May 2024, Dongling Technology Co., Ltd. (“Dongling Technology”) transferred 3.15% of equity interest in Lianzhang Portal to LZ Menhu. Upon completion, the Group holds 96.85% of Lianzhang Portal.

As of December 31, 2025, the Company’s principal subsidiaries are as follows.

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities
Main subsidiaries:

Dongrun Technology	December 5, 2022	British Virgin Islands	100%	Investment holding
LZ Digital	November 30, 2022	Hong Kong	100%	Investment holding
LZ Menhu	January 13, 2023	PRC	100%	Investment holding
Lianzhang Portal	September 10, 2014	PRC	96.85%	Advertising and Technical service
Xiamen Lianzhang Media Co.,Ltd (“Xiamen Media”)	October 05, 2014	PRC	96.85%	Advertising promotion service
Lianzhang Media Co., Ltd	January 16, 2018	PRC	96.85%	Advertising promotion service
Xiamen Lianzhanghui Intelligent Technology Co.,Ltd	October 31, 2014	PRC	96.85%	Retail sales and sales of devices
Xiamen Lianzhang Cultural Tourism Development Co., Ltd (formerly known as Xiamen Infinitism Internet Technology Co.,Ltd)	August 16, 2021	PRC	96.85%	Retail sales and E-commerce promotion service
Xiamen Lianzhuang Investment Co., Ltd. (formerly known as Xiamen Finitism Internet Technology Co.,Ltd)	April 7, 2022	PRC	96.85%	Retail sales and E-commerce promotion service
Lianzhang Digital Technology (Xiamen) Co., Ltd	May 6, 2023	PRC	96.85%	Retail sales and Tourism service
Lianzhang New Community Construction and Development (Jiangsu) Co.,Ltd	June 21, 2018	PRC	77.48%	Retail sales and sales of devices